Eaton Vance

New York Municipal Income Trust

August 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.7%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$595	$600,552

		$600,552

Education — 21.5%
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	$4,000	$5,104,440
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	768,239
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	252,305
New York Dormitory Authority, (Fordham University), Prerefunded to 7/1/21, 5.50%, 7/1/36	1,000	1,083,830
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	4,000	5,083,680
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	347,298
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	428,324
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	2,000	2,074,920
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	289,414
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	756,984
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,388,702

		$17,578,136

Electric Utilities — 5.9%
Utility Debt Securitization Authority, 5.00%, 12/15/36(1)	$4,000	$4,857,040

		$4,857,040

Escrowed/Prerefunded — 6.4%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$380	$387,319
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), Prerefunded to 7/1/20, 5.75%, 7/1/30	130	134,915
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), Prerefunded to 7/1/20, 5.75%, 7/1/40	960	996,298
Metropolitan Transportation Authority, Dedicated Tax Revenue, Prerefunded to 11/15/19, 5.00%, 11/15/34	1,500	1,512,000
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/21, 5.00%, 5/1/32	1,000	1,067,150
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,110,830

		$5,208,512

General Obligations — 8.1%
Illinois, 5.00%, 10/1/33	$1,300	$1,525,394
New York, 5.00%, 2/15/34(1)	4,000	4,231,800
Washingtonville Central School District, 0.05%, 6/15/35	300	201,387
Washingtonville Central School District, 0.05%, 6/15/36	300	193,263
Washingtonville Central School District, 0.05%, 6/15/37	300	186,891

Security	Principal Amount (000’s omitted)	Value
Washingtonville Central School District, 0.05%, 6/15/38	$300	$180,828
Washingtonville Central School District, 0.05%, 6/15/39	220	128,790

		$6,648,353

Hospital — 8.0%
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/47	$1,000	$1,053,770
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	2,960	3,308,569
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,030,750
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,138,762

		$6,531,851

Housing — 3.2%
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	$2,625	$2,630,381

		$2,630,381

Industrial Development Revenue — 5.0%
New York Liberty Development Corp., (Bank of America Tower at One Bryant Park), 2.80%, 9/15/69(2)	$100	$104,062
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,364,248
Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(3)	2,500	2,661,550

		$4,129,860

Insured – Education — 2.1%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,743,650

		$1,743,650

Insured – General Obligations — 4.0%
Nassau County, (AGM), 5.00%, 7/1/42	$1,400	$1,736,518
Nassau County, (AGM), 5.00%, 4/1/43	20	25,103
Nassau County, (AGM), 5.00%, 4/1/43(1)	1,200	1,506,168

		$3,267,789

Insured – Other Revenue — 5.8%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$2,046,463
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,708,020

		$4,754,483

Insured – Transportation — 9.0%
Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/46	$2,000	$2,276,900
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	1,000	1,078,350
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	2,500	2,678,800
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/46	1,250	1,332,775

		$7,366,825

Lease Revenue/Certificates of Participation — 14.2%
Hudson Yards Infrastructure Corp., 4.00%, 2/15/44	$250	$281,693
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	4,000	4,883,840
Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/31(1)	5,000	6,497,500

		$11,663,033

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 15.2%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$2,304,183
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	5,200	6,558,760
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(3)	1,300	1,444,027
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,171,100

		$12,478,070

Senior Living/Life Care — 1.9%
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	$905	$946,404
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.00%, 7/1/34	100	102,092
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	239,177
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	239,503

		$1,527,176

Special Tax Revenue — 21.2%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$1,185	$1,244,807
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	915	963,056
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/43	2,900	3,642,835
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	4,000	4,940,240
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,570,720

		$17,361,658

Transportation — 6.6%
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/39	$350	$428,260
Port Authority of New York and New Jersey, 5.00%, 10/15/36(1)	4,000	4,976,360

		$5,404,620

Water and Sewer — 12.2%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(1)	$4,000	$4,807,320
Suffolk County Water Authority, 5.00%, 6/1/36(1)	4,000	5,143,120

		$9,950,440

Total Tax-Exempt Investments — 151.0% (identified cost $111,151,339)		$123,702,429

Corporate Bonds & Notes — 2.1%

Security	Principal Amount (000’s omitted)	Value
Hospital — 2.1%
NYU Hospitals Center, 4.168%, 7/1/37	$1,500	$1,694,862

Total Corporate Bonds & Notes — 2.1% (identified cost $1,519,576)		$1,694,862

Miscellaneous — 0.9%

Security	Units	Value
Real Estate — 0.9%
CMS Liquidating Trust(3)(4)(5)	257	$754,124

Value
Total Miscellaneous — 0.9% (identified cost $822,400)	$754,124

Total Investments — 154.0% (identified cost $113,493,315)	$126,151,415

Other Assets, Less Liabilities — (54.0)%	$(44,258,318)

Net Assets — 100.0%	$81,893,097

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2019, 13.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 8.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2019, the aggregate value of these securities is $4,859,701 or 5.9% of the Trust’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Non-income producing.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FNMA	-	Federal National Mortgage Association

The Trust did not have any open derivative instruments at August 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$123,702,429	$—	$123,702,429
Corporate Bonds & Notes	—	1,694,862	—	1,694,862
Miscellaneous	—	—	754,124	754,124
Total Investments	$—	$125,397,291	$754,124	$126,151,415

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2019 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.